Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)		Taxes		Royalties		Fees	Total Payments
Total		$ 604,804,000		$ 75,151,000		$ 125,207,000	$ 805,162,000
Florida Phosphates [Member]
Total		12,676,000				83,000	12,759,000
Miski Mayo [Member]
Total		97,878,000		15,980,000		1,016,000	114,874,000
Carlsbad Mine [Member]
Total				3,758,000			3,758,000
Colonsay Mine [Member]
Total		58,436,000.00		4,786,000		1,920,000	65,142,000
Mosaic Esterhazy Holdings ULC [Member]
Total		95,426,000.00		17,911,000		50,910,000	164,247,000
Belle Plaine Mine [Member]
Total		202,979,000.00		11,425,000		21,941,000	236,345,000
Esterhazy Mine [Member]
Total		72,206,000.00					72,206,000
Araxa [Member]
Total	[1]	1,272,000.00		9,671,000			10,943,000
Cajati 1 [Member]
Total	[1]	13,561,000.00		2,552,000			16,113,000
Catalao [Member]
Total	[1]	3,313,000.00		419,000		274,000	4,006,000
Corporate [Member]
Total	[1]	26,088,000.00				2,421,000	28,509,000
Patrocinio [Member]
Total	[1]			3,172,000		155,000	3,327,000
Tapira [Member]
Total	[1]	959,000.00		3,687,000		526,000	5,172,000
Uberaba [Member]
Total	[1]	10,589,000.00				155,000	10,744,000
Taquari [Member]
Total		$ 9,421,000.00	[1]	$ 1,790,000	[1]	$ 45,806,000	$ 57,017,000	[1]

[1]	Payments made by our Mosaic Fertilizantes segment were made in BRL and converted to USD using the year-end average exchange rate